Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized (in shares)	20,655,895	20,655,895	20,655,895
Convertible preferred stock, shares issued (in shares)	15,360,787	15,360,787	15,360,787
Convertible preferred stock, shares outstanding (in shares)	15,360,787	15,360,787	15,360,787
Convertible preferred stock, liquidation value	$ 66,063	$ 65,377
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	29,000,000	29,000,000	29,000,000
Common stock, shares issued (in shares)	5,720,009	5,720,009	5,720,009
Common stock, shares outstanding (in shares)	5,720,009	5,720,009	5,720,009
Voting Common Stock [Member]
Common stock, shares authorized (in shares)	25,500,000	25,500,000	25,500,000
Common stock, shares issued (in shares)	5,050,000	5,050,000	5,050,000
Common stock, shares outstanding (in shares)	5,050,000	5,050,000	5,050,000
Nonvoting Common Stock [Member]
Common stock, shares authorized (in shares)	3,500,000	3,500,000	3,500,000
Common stock, shares issued (in shares)	670,009	670,009	670,009
Common stock, shares outstanding (in shares)	670,009	670,009	670,009